Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Foreign, Current					$ 1,803	$ 61,766
Foreign, Deferred					18,216	265,809
Foreign, Change in Valuation Allowance					(8,010)	(277,126)
U.S. Federal, Current
U.S. Federal, Deferred					(1,305,934)	2,682,311
U.S. Federal, Change in Valuation Allowance					291,721	(3,362,028)
State and Local, Current
State and Local, Deferred					(99,938)	65,450
Change in valuation allowance					400,918	(80,611)
Income tax provision	$ 4,803	$ (206,366)	$ 61,213	$ (779,361)	$ (701,224)	$ (644,429)